Brown Advisory Mortgage Securities Fund
Schedule of Investments
September 30, 2024 (Unaudited)

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 89.0%	Par	Value
Fannie Mae Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027	$1,985,500	$1,917,142
Fannie Mae Whole Loan
Series 2003-W10, Class 3A5, 4.30%, 06/25/2043	5,300	4,975
Series 2003-W12, Class 1A8, 4.55%, 06/25/2043	8,646	8,698
Series 2003-W12, Class 1A9, 4.48%, 06/25/2043	1,441	1,447
Series 2003-W12, Class 2A6, 5.00%, 06/25/2043	5,815	5,799
Series 2003-W12, Class 2A7, 4.68%, 06/25/2043	4,984	4,866
Federal Home Loan Mortgage Corp.
Pool 1G2249, 6.03% (RFUCCT1Y + 1.78%), 10/01/2037	33,960	34,345
Pool 1H1348, 7.15% (1 yr. CMT Rate + 2.14%), 10/01/2036	12,808	13,399
Pool 1J0204, 7.11% (RFUCCT1Y + 1.75%), 05/01/2035	14,259	14,413
Pool 1J1681, 7.73% (RFUCCT1Y + 1.98%), 06/01/2037	18,644	19,202
Pool 1L1263, 6.61% (1 yr. CMT Rate + 2.25%), 03/01/2036	12,788	13,251
Pool 847727, 7.49% (RFUCCT1Y + 1.74%), 02/01/2037	2,971	3,024
Pool A14256, 5.50%, 10/01/2033	30,353	31,533
Pool A46629, 5.00%, 08/01/2035	29,907	30,755
Pool B31891, 5.38%, 01/01/2037	60,891	63,056
Pool B31900, 5.38%, 02/01/2037	78,053	80,641
Pool B31934, 5.38%, 04/01/2037	38,678	40,140
Pool B31976, 5.10%, 05/01/2037	78,476	80,945
Pool C03427, 5.50%, 10/01/2039	232,407	239,474
Pool C53878, 5.50%, 12/01/2030	36,236	37,330
Pool C66421, 6.50%, 02/01/2032	43,185	44,562
Pool C91366, 4.50%, 04/01/2031	77,020	77,789
Pool C91826, 3.00%, 05/01/2035	318,734	305,588
Pool G04540, 6.00%, 08/01/2038	97,652	103,139
Pool G04655, 6.00%, 08/01/2038	87,508	92,424
Pool G08348, 5.00%, 06/01/2039	52,020	53,669
Pool G08828, 5.50%, 04/01/2048	73,154	76,349
Pool G20028, 7.50%, 12/01/2036	72,035	74,336
Pool G30932, 4.50%, 03/01/2034	90,963	91,933
Pool G31063, 3.50%, 11/01/2037	528,610	514,622
Pool K93349, 4.00%, 11/01/2035	209,025	206,639
Pool K93365, 3.50%, 11/01/2035	161,470	157,220
Pool N30530, 5.50%, 01/01/2029	27,890	28,074
Pool N70071, 6.00%, 06/01/2035	93,455	94,824
Pool N70078, 5.50%, 01/01/2033	129,435	130,729
Pool N70082, 6.00%, 07/01/2038	265,257	272,363
Pool QC5310, 3.00%, 08/01/2051	1,360,373	1,232,196
Pool QD5779, 3.00%, 01/01/2052	3,614,942	3,250,269
Pool QD7450, 3.00%, 03/01/2052	1,615,892	1,455,091
Pool QD7999, 4.00%, 03/01/2052	3,671,615	3,531,584
Pool QD9382, 4.00%, 04/01/2052	2,711,263	2,608,083
Pool QD9775, 4.00%, 04/01/2052	2,531,505	2,435,579
Pool QE0380, 2.50%, 04/01/2052	876,077	766,292
Pool QE0622, 2.00%, 04/01/2052	505,143	424,557
Pool QE0898, 4.50%, 04/01/2052	2,649,033	2,608,338
Pool QE2358, 3.50%, 05/01/2052	2,983,409	2,783,197
Pool QE3174, 3.50%, 06/01/2052	3,131,752	2,920,918
Pool QF0493, 5.50%, 09/01/2052	2,276,896	2,331,191
Pool QF0773, 5.50%, 09/01/2052	2,868,771	2,917,506
Pool RA6966, 2.00%, 03/01/2052	3,503,700	2,936,012
Pool RA7374, 3.00%, 05/01/2052	3,565,253	3,206,598
Pool RA7935, 5.00%, 09/01/2052	2,589,939	2,628,122
Pool RC2401, 2.00%, 01/01/2037	3,141,827	2,892,606
Pool SB0531, 2.50%, 06/01/2036	3,039,703	2,861,075
Pool SD0846, 2.50%, 02/01/2052	2,891,104	2,519,370
Pool SD1846, 4.50%, 10/01/2052	3,136,380	3,088,224
Pool SD3234, 2.50%, 12/01/2051	3,404,312	2,962,416
Pool SD3475, 5.50%, 08/01/2053	2,762,650	2,807,533
Pool SD3477, 6.50%, 08/01/2053	1,283,831	1,342,484
Pool SD4697, 6.00%, 02/01/2054	4,088,506	4,216,279
Pool SD5573, 3.00%, 08/01/2052	3,237,019	2,947,893
Pool SD8196, 3.50%, 02/01/2052	4,522,795	4,228,152
Pool T30346, 5.38%, 10/01/2037	67,006	69,332
Pool U30606, 5.10%, 09/01/2037	54,346	55,943
Pool U30653, 5.13%, 07/01/2037	45,428	47,202
Pool U30681, 5.10%, 09/01/2037	187,028	192,912
Pool U30800, 5.10%, 11/01/2037	67,366	69,491
Pool U31874, 5.38%, 04/01/2038	122,772	126,540
Pool U32470, 5.10%, 11/01/2038	78,526	80,900
Series 1843, Class Z, 7.00%, 04/15/2026	47	47
Series 2517, Class Z, 5.50%, 10/15/2032	30,196	31,228
Series 2890, Class ZA, 5.00%, 11/15/2034	138,925	142,740
Series 2907, Class VZ, 4.50%, 05/15/2034	490,655	495,050
Series 3150, Class DZ, 5.50%, 05/15/2036	268,221	282,007
Series 3294, Class CB, 5.50%, 03/15/2037	155,811	165,211
Series 366, Class IO, 4.00%, 08/15/2049 (a)	687,516	111,476
Series 4121, Class DH, 2.00%, 10/15/2042	762,134	551,484
Series 4888, Class AC, 3.50%, 01/15/2049	608,289	570,736
Series 4891, Class PA, 3.50%, 07/15/2048	92,938	91,252
Series 5080, Class PB, 1.25%, 03/25/2050	1,890,039	1,490,675
Series 5083, Class UB, 1.25%, 03/25/2051	2,414,733	1,865,073
Federal National Mortgage Association
2.00%, 10/15/2054 (b)	20,700,000	17,116,290
5.00%, 10/15/2054 (b)	1,510,000	1,509,233
6.00%, 10/15/2054 (b)	3,000,000	3,066,556
Pool 257203, 5.00%, 05/01/2028	220,858	222,470
Pool 336422, 3.43% (3 yr. CMT Rate + 2.30%), 10/01/2025	2,665	2,652
Pool 344903, 5.50%, 10/01/2025	579	588
Pool 356232, 6.50%, 01/01/2026	12,673	13,065
Pool 356329, 6.78% (1 yr. CMT Rate + 2.65%), 01/01/2027	20,230	20,182
Pool 363850, 6.81% (1 yr. CMT Rate + 2.13%), 04/01/2027	7,821	7,845
Pool 406380, 7.30% (1 yr. CMT Rate + 2.17%), 11/01/2027	7,375	7,452
Pool 406521, 5.90% (1 yr. CMT Rate + 2.52%), 05/01/2026	3,594	3,575
Pool 520478, 6.23% (1 yr. CMT Rate + 2.10%), 11/01/2029	19,512	19,609
Pool 628837, 6.50%, 03/01/2032	6,818	7,040
Pool 640225, 5.40% (1 yr. CMT Rate + 2.27%), 04/01/2032	11,180	11,323
Pool 642122, 5.40% (1 yr. CMT Rate + 2.27%), 03/01/2032	7,123	7,211
Pool 656181, 6.35% (1 yr. CMT Rate + 2.16%), 08/01/2031	23,699	23,977
Pool 662138, 7.43% (1 yr. CMT Rate + 2.30%), 09/01/2032	28,531	29,353
Pool 668309, 7.14% (1 yr. CMT Rate + 2.02%), 11/01/2032	17,977	18,133
Pool 723313, 7.67% (1 yr. CMT Rate + 2.54%), 09/01/2031	25,544	26,320
Pool 741373, 6.41% (1 yr. CMT Rate + 2.28%), 12/01/2033	13,878	14,177
Pool 744805, 6.27% (RFUCCT6M + 1.52%), 11/01/2033	8,565	8,530
Pool 745626, 7.16% (1 yr. CMT Rate + 2.14%), 05/01/2036	15,588	16,065
Pool 745818, 6.50%, 09/01/2036	57,193	59,277
Pool 751498, 6.34% (1 yr. CMT Rate + 2.22%), 11/01/2033	5,802	5,914
Pool 764342, 6.90% (RFUCCT6M + 1.52%), 02/01/2034	22,092	22,214
Pool 774969, 7.15% (1 yr. CMT Rate + 2.28%), 04/01/2034	22,911	23,499
Pool 783554, 7.34% (1 yr. CMT Rate + 2.21%), 07/01/2034	92,241	95,574
Pool 819649, 6.12% (RFUCCT1Y + 1.52%), 03/01/2035	2,585	2,611
Pool 830970, 7.58% (RFUCCT1Y + 1.83%), 08/01/2035	2,860	2,892
Pool 836715, 6.02% (RFUCCT1Y + 1.77%), 10/01/2035	43,623	44,186
Pool 837329, 7.17% (1 yr. CMT Rate + 2.04%), 09/01/2035	18,685	19,151
Pool 842006, 4.25%, 10/01/2035	93,906	94,091
Pool 850232, 4.25%, 12/01/2035	149,197	149,454
Pool 865849, 5.97% (RFUCCT1Y + 1.60%), 03/01/2036	7,969	8,066
Pool 868568, 6.65% (RFUCCT1Y + 1.70%), 04/01/2036	9,715	9,849
Pool 877009, 8.18% (RFUCCT1Y + 2.38%), 03/01/2036	7,078	7,311
Pool 882017, 6.31% (RFUCCT6M + 1.56%), 05/01/2036	31,646	31,552
Pool 886163, 7.58% (RFUCCT1Y + 1.83%), 07/01/2036	14,446	14,709
Pool 889829, 5.00%, 07/01/2035	28,551	29,289
Pool 896838, 5.45%, 07/01/2036	196,716	198,113
Pool 922680, 6.99% (RFUCCT1Y + 1.91%), 11/01/2035	12,721	13,146
Pool 930507, 6.50%, 02/01/2039	78,544	81,980
Pool 941050, 7.45% (RFUCCT1Y + 1.70%), 08/01/2037	23,673	23,979
Pool 950382, 6.79% (RFUCCT6M + 1.13%), 08/01/2037	28,687	29,304
Pool 952835, 6.81% (1 yr. CMT Rate + 2.32%), 09/01/2037	27,693	28,630
Pool 955233, 6.50%, 12/01/2037	62,919	66,260
Pool 995521, 7.19% (RFUCCT1Y + 1.82%), 05/01/2037	16,243	16,367
Pool AB0577, 4.00%, 03/01/2036	166,640	161,293
Pool AD0100, 7.00%, 12/01/2038	176,190	187,073
Pool AD0427, 5.50%, 10/01/2039	127,584	132,422
Pool AD0941, 5.50%, 04/01/2040	179,336	186,659
Pool AH8447, 5.50%, 04/01/2041	152,792	156,723
Pool AI4717, 4.50%, 07/01/2031	865,515	867,991
Pool AL0407, 6.50%, 04/01/2039	152,873	159,141
Pool AL0898, 5.00%, 02/01/2031	42,428	43,065
Pool AL7654, 3.00%, 09/01/2035	350,296	333,579
Pool AS1429, 4.00%, 12/01/2043	161,548	159,797
Pool AS2249, 4.00%, 04/01/2039	1,192,433	1,179,518
Pool AV7739, 4.00%, 01/01/2044	222,624	220,389
Pool AW6485, 4.00%, 06/01/2044	126,828	125,453
Pool AW9534, 4.00%, 03/01/2045	262,516	259,497
Pool AY0382, 4.00%, 11/01/2044	177,631	173,976
Pool AZ4154, 4.00%, 06/01/2045	112,440	111,464
Pool AZ7828, 4.00%, 08/01/2045	818,143	799,158
Pool BA3674, 4.50%, 10/01/2045	487,340	489,915
Pool BC1738, 4.50%, 09/01/2043	210,940	213,365
Pool BC6366, 4.50%, 02/01/2046	306,846	309,389
Pool BD1241, 4.50%, 05/01/2046	124,746	125,240
Pool BD5189, 4.50%, 07/01/2046	544,771	546,510
Pool BD8599, 4.50%, 11/01/2046	162,686	164,015
Pool BH7686, 4.50%, 12/01/2047	198,036	196,875
Pool BJ8287, 4.50%, 01/01/2048	141,745	141,725
Pool BK5105, 5.50%, 05/01/2048	266,738	275,108
Pool BK8032, 5.50%, 06/01/2048	367,637	379,183
Pool BN4921, 5.50%, 01/01/2049	103,024	105,971
Pool BN4936, 5.50%, 12/01/2048	178,340	183,439
Pool BP5419, 3.00%, 05/01/2050	2,131,461	1,961,085
Pool BQ3248, 2.00%, 11/01/2050	2,724,073	2,270,833
Pool BQ6307, 2.00%, 11/01/2050	1,256,315	1,047,084
Pool BR5634, 2.00%, 03/01/2051	766,079	642,628
Pool BV4128, 2.00%, 03/01/2052	3,616,588	3,001,743
Pool BV4532, 3.50%, 03/01/2052	2,315,534	2,165,172
Pool BW0025, 4.00%, 07/01/2052	685,711	658,954
Pool CB2539, 2.50%, 01/01/2052	2,816,603	2,461,030
Pool CB2548, 2.50%, 01/01/2052	2,833,937	2,466,785
Pool CB2909, 3.50%, 02/01/2052	2,323,071	2,176,700
Pool CB3103, 2.50%, 03/01/2052	3,711,459	3,267,448
Pool DA0025, 6.00%, 09/01/2053	2,174,388	2,288,675
Pool DA4870, 6.50%, 01/01/2054	3,004,553	3,099,864
Pool FM8754, 3.00%, 09/01/2051	3,494,657	3,150,074
Pool FM9760, 3.50%, 11/01/2051	3,555,319	3,335,587
Pool FM9973, 3.00%, 08/01/2051	2,500,652	2,273,410
Pool FS0031, 2.50%, 10/01/2051	2,950,548	2,550,352
Pool FS0348, 2.00%, 01/01/2052	3,056,654	2,565,984
Pool FS0731, 2.00%, 02/01/2052	994,082	836,123
Pool FS0832, 3.50%, 03/01/2052	2,547,058	2,387,497
Pool FS0922, 3.50%, 03/01/2052	1,372,957	1,279,228
Pool FS0945, 4.00%, 03/01/2052	3,613,193	3,476,873
Pool FS1480, 2.50%, 11/01/2051	411,826	359,516
Pool FS1521, 3.00%, 04/01/2052	3,336,082	3,040,575
Pool FS3607, 2.50%, 02/01/2037	2,826,066	2,655,538
Pool FS4862, 2.50%, 10/01/2051	3,391,675	2,956,480
Pool FS5126, 2.50%, 05/01/2051	1,600,916	1,384,486
Pool FS5314, 2.00%, 05/01/2052	3,609,721	2,990,579
Pool FS5458, 5.50%, 08/01/2053	2,970,601	3,007,907
Pool FS6744, 2.50%, 10/01/2051	3,206,697	2,820,296
Pool FS7276, 5.00%, 09/01/2053	2,890,831	2,895,646
Pool FS7744, 6.50%, 04/01/2054	1,347,831	1,421,822
Pool MA3208, 4.50%, 10/01/2037	1,264,857	1,283,260
Pool MA4208, 2.00%, 12/01/2050	918,837	766,389
Pool MA4492, 2.00%, 12/01/2051	1,089,093	903,285
Pool MA4565, 3.50%, 03/01/2052	1,744,609	1,629,368
Series 2001-80, Class Z, 6.00%, 01/25/2032	66,372	68,338
Series 2003-71, Class MB, 5.50%, 08/25/2033	214,463	223,139
Series 2005-110, Class GL, 5.50%, 12/25/2035	489,148	514,457
Series 2006-112, Class QC, 5.50%, 11/25/2036	693,064	727,149
Series 2006-21, Class Z, 5.50%, 04/25/2036	219,825	229,949
Series 2007-22, Class A, 5.50%, 03/25/2037	308,017	323,618
Series 2008-2, Class PH, 5.50%, 02/25/2038	410,481	421,595
Series 2009-20, Class DS, 2.01% (-1 x 30 day avg SOFR US + 7.29%), 04/25/2039 (a)(c)	480,489	73,117
Series 2012-10, Class UF, 5.94% (30 day avg SOFR US + 0.66%), 02/25/2042	45,000	44,865
Series 2012-139, Class HI, 2.50%, 12/25/2027 (a)	320,912	7,942
Series 2012-27, Class PI, 4.50%, 02/25/2042 (a)	460,860	34,244
Series 2012-65, Class HJ, 5.00%, 07/25/2040	845,348	870,105
Series 2013-15, Class QI, 3.00%, 03/25/2028 (a)	25,356	807
Series 2013-34, Class IG, 3.00%, 05/25/2042 (a)	242,694	20,990
Series 2014-8, Class IQ, 4.00%, 03/25/2034 (a)	965,171	101,434
Series 2015-40, Class LI, 4.50%, 03/25/2045 (a)	296,808	51,969
Series 2018-86, Class JA, 4.00%, 05/25/2047	127,861	126,893
Series 2019-37, Class IM, 5.00%, 07/25/2049 (a)	760,557	100,561
Series 2021-95, Class WI, 0.79%, 02/25/2035 (a)(d)	5,028,647	281,802
Ginnie Mae I Pool
Pool 589694, 4.50%, 08/15/2029	549,781	550,703
Pool 623145, 5.50%, 10/15/2028	109,751	113,203
Pool 728157, 3.75%, 11/15/2029	17,665	17,436
Pool 784315, 6.00%, 06/15/2036	20,397	20,947
Ginnie Mae II
Pool MA6598, 2.50%, 04/20/2050	1,092,652	967,014
Pool MA6994, 2.00%, 11/20/2050	1,607,737	1,365,851
Ginnie Mae II Pool
Pool 3160, 6.00%, 11/20/2031	194,751	204,816
Pool 3489, 6.00%, 12/20/2033	283,128	297,161
Pool 4194, 5.50%, 07/20/2038	97,930	101,886
Pool 770225, 4.25%, 08/20/2031	169,891	169,787
Pool 770226, 4.75%, 09/20/2036	179,158	180,931
Pool 782173, 5.50%, 05/20/2035	149,381	155,656
Pool AC0521, 5.50%, 05/20/2042	512,814	530,684
Pool BM9287, 4.00%, 08/20/2049	844,676	821,023
Pool BT1891, 2.50%, 12/20/2050	1,043,483	899,435
Pool CJ2171, 4.00%, 05/20/2052	1,515,546	1,510,503
Pool MA6656, 3.00%, 05/20/2050	2,633,213	2,411,358
Pool MA7051, 2.00%, 12/20/2050	3,361,031	2,854,707
Pool MA7106, 2.00%, 01/20/2036	541,358	501,332
Pool MA7164, 2.00%, 02/20/2036	527,751	488,734
Pool MA7192, 2.00%, 02/20/2051	3,337,691	2,833,464
Pool MA7254, 2.00%, 03/20/2051	3,466,970	2,942,542
Pool MA7312, 2.50%, 04/20/2051	3,260,909	2,878,201
Pool MA7419, 3.00%, 06/20/2051	3,062,155	2,797,349
Pool MA7471, 2.00%, 07/20/2051	3,392,270	2,877,918
Pool MA7650, 3.00%, 10/20/2051	3,012,087	2,749,748
Pool MA7834, 6.00%, 01/20/2052	343,938	361,740
Pool MA8268, 4.50%, 09/20/2052	2,028,662	2,006,495
Pool MA8348, 5.00%, 10/20/2052	3,421,111	3,432,192
Pool MA8642, 2.50%, 02/20/2053	3,111,846	2,746,203
Government National Mortgage Association
2.00%, 10/15/2054 (b)	4,300,000	3,646,597
2.50%, 10/15/2054 (b)	12,020,000	10,594,979
3.00%, 10/15/2054 (b)	1,205,000	1,098,996
3.50%, 10/15/2054 (b)	3,300,000	3,100,696
4.50%, 10/15/2054 (b)	3,190,000	3,150,190
5.00%, 10/15/2054 (b)	1,705,000	1,707,996
Series 2004-93, Class PD, 5.00%, 11/16/2034	285,538	284,249
Series 2006-40, Class B, 6.00%, 08/20/2036	51,424	52,351
Series 2010-105, Class IB, 4.50%, 01/16/2040 (a)	490,441	41,631
Series 2011-156, Class PM, 2.00%, 04/20/2040	682,000	557,277
Series 2011-2, Class DP, 5.46%, 03/20/2039 (d)	378,508	388,769
Series 2012-143, Class IC, 5.00%, 10/16/2041 (a)	798,291	133,071
Series 2012-52, Class WA, 6.19%, 04/20/2038 (d)	295,739	308,310
Series 2012-97, Class GB, 2.00%, 08/16/2042	831,612	689,228
Series 2013-168, Class IA, 2.50%, 11/16/2028 (a)	142,937	3,581
Series 2013-86, Class IA, 5.00%, 06/20/2043 (a)	443,236	47,679
Series 2014-6, Class IG, 4.50%, 01/16/2044 (a)	304,397	37,527
Series 2016-112, Class AW, 6.97%, 12/20/2040 (d)	162,801	173,129
Series 2016-12, Class KI, 5.00%, 09/20/2038 (a)	576,475	70,359
Series 2016-68, Class IC, 6.00%, 01/20/2040 (a)(d)	394,005	48,807
Series 2017-103, Class IM, 5.00%, 06/20/2043 (a)	669,025	81,131
Series 2017-167, Class SE, 1.12% (-1 x 1 mo. Term SOFR + 6.09%), 11/20/2047 (a)(c)	1,738,870	256,550
Series 2017-83, Class ID, 7.00%, 01/20/2039 (a)	271,942	28,507
Series 2017-83, Class IK, 6.00%, 05/20/2040 (a)	653,153	109,381
Series 2018-127, Class PB, 3.00%, 09/20/2047	247,629	235,673
Series 2018-153, Class QA, 3.50%, 11/20/2048	411,576	396,843
Series 2018-36, Class LI, 5.00%, 03/20/2048 (a)	1,753,559	244,366
Series 2019-162, Class KB, 2.00%, 12/20/2049	579,422	381,224
Series 2021-125, Class UL, 1.50%, 07/20/2051	1,840,290	1,335,624
Series 2021-160, Class DK, 2.00%, 09/20/2051	1,049,804	697,435
Series 2021-177, Class KD, 2.00%, 10/20/2051	1,791,418	1,222,528
Series 2021-50, Class PL, 1.25%, 03/20/2051	552,000	258,207
Series 2022-9, Class CD, 2.00%, 01/20/2052	2,515,250	1,773,634
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $272,197,686)		265,573,350

ASSET-BACKED SECURITIES - 7.9%	Par	Value
American Express Travel Related Services Co., Inc., Series 2022-2, Class A, 3.39%, 05/15/2027	3,500,000	3,475,470
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 04/17/2052 (e)	298,665	296,132
Series 2015-SFR2, Class A, 3.73%, 10/17/2052 (e)	206,695	205,207
Series 2015-SFR2, Class C, 4.69%, 10/17/2052 (e)	250,000	248,955
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/2026	1,404,000	1,366,518
CarMax Auto Owner Trust
Series 2021-2, Class C, 1.34%, 02/16/2027	1,505,000	1,470,513
Series 2023-3, Class A2A, 5.72%, 11/16/2026	1,581,614	1,584,968
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027	525,000	529,254
CNH Equipment Trust, Series 2023-B, Class A2, 5.90%, 02/16/2027	2,198,861	2,208,233
Dext ABS Funding LLC
Series 2021-1, Class A, 1.12%, 02/15/2028 (e)	18,443	18,411
Series 2021-1, Class B, 1.76%, 02/15/2028 (e)	380,000	375,958
FHF Trust
Series 2021-1A, Class A, 1.27%, 03/15/2027 (e)	92,552	92,134
Series 2021-2A, Class A, 0.83%, 12/15/2026 (e)	155,270	153,358
Series 2024-2A, Class A2, 5.89%, 06/15/2030 (e)	1,020,000	1,037,155
Ford Credit Auto Owner Trust
Series 2023-C, Class A2A, 5.68%, 09/15/2026	1,312,090	1,316,306
Series 2024-B, Class B, 5.23%, 05/15/2030	1,795,000	1,847,044
John Deere Owner Trust
Series 2023-B, Class A2, 5.59%, 06/15/2026	1,383,310	1,385,664
Series 2023-C, Class A2, 5.76%, 08/17/2026	1,566,150	1,570,661
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 02/26/2029 (e)	196,688	193,988
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A2A, 5.28%, 05/15/2026	551,844	552,227
Series 2024-A, Class A3, 4.83%, 10/16/2028	2,000,000	2,023,342
Verizon Master Trust, Series 2022-4, Class A, 3.40%, 11/20/2028	1,500,000	1,489,060
TOTAL ASSET-BACKED SECURITIES (Cost $23,466,001)		23,440,558

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.0%	Par	Value
Federal Home Loan Mortgage Corp.
Pool WA3311, 2.21%, 04/01/2038	3,139,525	2,442,738
Series Q006, Class APT2, 2.76%, 09/25/2026 (d)	437,176	426,643
Series Q007, Class APT1, 7.32%, 10/25/2047 (d)	599,122	599,847
Series Q010, Class APT1, 6.98%, 04/25/2046 (d)	70,613	70,710
Federal National Mortgage Association
Pool 467095, 5.90%, 01/01/2041	556,201	611,055
Pool 470828, 3.53%, 03/01/2032	756,472	734,606
Pool 957502, 3.98%, 07/01/2029	246,610	245,724
Pool 958720, 5.65%, 10/01/2028	734,732	775,138
Pool AN8842, 3.32%, 04/01/2028	150,000	147,041
Pool AN9202, 3.32%, 05/01/2025	1,000,000	988,827
Pool AN9931, 4.24%, 08/01/2048	984,630	941,931
Pool BL0387, 4.28%, 05/01/2028	2,649,183	2,656,408
Series 2006-M2, Class A2A, 5.27%, 10/25/2032 (d)	94,351	94,739
FREMF Mortgage Trust
Series 2019-KF73, Class B, 7.91% (30 day avg SOFR US + 2.56%), 11/25/2029 (e)	627,532	591,763
Series 2020-KF74, Class B, 7.61% (30 day avg SOFR US + 2.26%), 01/25/2027 (e)	490,858	475,080
Government National Mortgage Association
Series 2014-135, Class IO, 0.41%, 01/16/2056 (a)(d)	1,032,825	21,041
Series 2015-172, Class IO, 0.60%, 03/16/2057 (a)(d)	938,100	19,982
Series 2016-40, Class IO, 0.58%, 07/16/2057 (a)(d)	1,908,618	41,648
Series 2016-56, Class IO, 0.96%, 11/16/2057 (a)(d)	1,248,886	53,865
Series 2016-98, Class IO, 0.84%, 05/16/2058 (a)(d)	1,958,464	83,267
Small Business Administration Pools, Pool 522053, 9.11% (Prime Rate + 0.61%), 05/25/2026	3,810	3,775
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,130,014)		12,025,828

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.6%	Par	Value
Angel Oak Mortgage Trust LLC, Series 2022-1, Class A1, 2.88%, 12/25/2066 (e)(f)	2,056,166	1,930,428
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $2,007,974)		1,930,428

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%	Par	Value
BX Trust, Series 2024-VLT4, Class A, 6.59% (1 mo. Term SOFR + 1.49%), 07/15/2029 (e)	1,425,000	1,427,228
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,424,155)		1,427,228

MUNICIPAL BONDS - 0.1%	Par	Value
Colorado Health Facilities Authority, 2.80%, 12/01/2026	435,000	420,294
TOTAL MUNICIPAL BONDS (Cost $435,000)		420,294

SHORT-TERM INVESTMENTS - 12.9%
Money Market Funds - 12.9%	Shares
First American Government Obligations Fund - Class Z, 4.78% (g)	38,385,044	38,385,044
TOTAL SHORT-TERM INVESTMENTS (Cost $38,385,044)		38,385,044

TOTAL INVESTMENTS - 115.0% (Cost $351,045,874)		343,202,730
Liabilities in Excess of Other Assets - (15.0)%		(44,719,592)
TOTAL NET ASSETS - 100.0%		$298,483,138

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury Rate
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M - Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Months
SOFR - Secured Overnight Financing Rate

(a)	Interest only security.
(b)	To-be-announced security.
(c)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(f)	Step coupon bond. The rate disclosed is as of September 30, 2024.
(g)	The rate shown is the effective yield as of September 30, 2024.

        Schedule of Futures Contracts
September 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	72	12/19/2024	$8,510,510	$8,517,375	$6,865
U.S. Treasury 10 Year Notes	38	12/19/2024	4,351,167	4,342,687	(8,480)
U.S. Treasury 2 Year Notes	8	12/31/2024	1,668,452	1,665,937	(2,515)
U.S. Treasury 5 Year Notes	45	12/31/2024	4,970,475	4,944,727	(25,748)
					$(29,878)
					–
Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bonds	(84)	12/19/2024	(10,461,704)	(10,431,750)	29,954
U.S. Treasury Ultra Bonds	(21)	12/19/2024	(2,798,881)	(2,794,969)	3,912
					$33,866
Total Unrealized Appreciation (Depreciation)					$3,988

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3

Agency Residential Mortgage-Backed Securities	$–	$265,573,350	$–
Asset-Backed Securities	–	23,440,558	–
Agency Commercial Mortgage-Backed Securities	–	12,025,828	–
Non-Agency Residential Mortgage-Backed Securities	–	1,930,428	–
Non-Agency Commercial Mortgage-Backed Securities	–	1,427,228	–
Municipal Bonds	–	420,294	–
Money Market Funds	38,385,044	–	–
Total Investments	$38,385,044	$304,817,686	$–